Share-based compensation - Summary of Options Outstanding and Exercisable (Detail)	Dec. 31, 2017 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	3,662,575
Options Outstanding, Weighted Average Exercise Price	CAD 4.60
Options Outstanding, Weighted Remaining Contractual Life(years)	0
Number of Options Exercisable	1,980,876
Options Exercisable, Weighted Average Exercise Price	CAD 6.50
$1.00-$1.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	2,005,425
Options Outstanding, Weighted Average Exercise Price	CAD 1.42
Options Outstanding, Weighted Remaining Contractual Life(years)	0
Number of Options Exercisable	631,238
Options Exercisable, Weighted Average Exercise Price	CAD 1.53
$2.00-$9.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	1,058,950
Options Outstanding, Weighted Average Exercise Price	CAD 7.44
Options Outstanding, Weighted Remaining Contractual Life(years)	0
Number of Options Exercisable	751,438
Options Exercisable, Weighted Average Exercise Price	CAD 7.66
$10.00-$21.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	598,200
Options Outstanding, Weighted Average Exercise Price	CAD 10.30
Options Outstanding, Weighted Remaining Contractual Life(years)	0
Number of Options Exercisable	598,200
Options Exercisable, Weighted Average Exercise Price	CAD 10.30
Bottom of range [member] | $1.00-$1.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	1
Bottom of range [member] | $2.00-$9.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	2
Bottom of range [member] | $10.00-$21.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	10
Top of range [member] | $1.00-$1.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	1.99
Top of range [member] | $2.00-$9.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	9.99
Top of range [member] | $10.00-$21.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	CAD 21.99